WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at beginning of period (in shares)	8,513,984	8,715,289
Number of shares, Granted (in shares)	4,376,228	314,366
Number of shares, Exercised (in shares)	(1,325,670)	(515,671)
Number of shares, Forfeited (in shares)	(1,347,945)	0
Number of shares, Outstanding at ending of period (in shares)	10,216,597	8,513,984
Number of shares, Exercisable at December 31, 2013 (in shares)	10,216,597
Weighted-average exercise price, Outstanding at beginning of period (in dollars per share)	$ 2.47	$ 2.39
Weighted-average exercise price, Granted (in dollars per share)	$ 1.97	$ 2.97
Weighted-average exercise price, Exercised (in dollars per share)	$ 1.06	$ 1.52
Weighted-average exercise price, Forfeited (in dollars per share)	$ 1.52	$ 0
Weighted-average exercise price, Outstanding at end of period (in dollars per share)	$ 2.56	$ 2.47
Weighted-average exercise price, Exercisable at December 31, 2013 (in dollars per share)	$ 2.56
Weighted-average remaining contractual term, Outstanding at December 31, 2013	2 years 10 months 24 days
Weighted-average remaining contractual term, Exercisable at December 31, 2013	2 years 10 months 24 days
Aggregate intrinsic value, Outstanding at December 31, 2013 (in dollars)	$ 48,000
Aggregate intrinsic value, Exercisable at December 31, 2013 (in dollars)	$ 48,000